Non-controlling interest (Tables)	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes to the non-controlling interest

	For the year ended August 31,
	2025	2024
Balance at beginning of year	$11,136	$7,156
Non-controlling interest’s 45% share of Buckreef’s
comprehensive income	5,879	3,980
Balance at end of year	$17,015	$11,136

Summarized financial information for Buckreef

	For the year ended August 31,
Income Statement	2025	2024
Revenue	$57,613	$40,948
Depreciation	3,791	2,195
Accretion expense	829	584
Income tax expense	7,891	6,826
Comprehensive income for the year	13,065	8,845

Statement of Financial Position	August 31, 2025	August 31, 2024
Current assets	$21,223	$11,297
Non-current assets	89,368	78,952
Current liabilities	(21,398)	(16,973)
Non-current liabilities	(18,428)	(11,528)
Advances from parent, net	(26,567)	(30,210)

	For the year ended August 31,
Statement of Cash Flows	2025	2024
Cash provided by operating activities	$20,241	$20,191
Cash used in investing activities	(14,310)	(13,813)
Cash used in financing activities	(4,896)	(6,167)